REGISTRATION NOs.   2-89971

                                           811-3990

UNITED STATES OF AMERICA

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	X
PRE-EFFECTIVE AMENDMENT NO.
POST-EFFECTIVE AMENDMENT NO. 73	X
AND/OR
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940	X
AMENDMENT NO. 74	X

NORTHWESTERN MUTUAL SERIES FUND, INC.

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

720 EAST WISCONSIN AVENUE

MILWAUKEE, WISCONSIN 53202

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

(414) 271-1444

(REGISTRANT’S TELEPHONE NUMBER)

LESLI MCLINDEN, SECRETARY

720 EAST WISCONSIN AVENUE

MILWAUKEE, WISCONSIN 53202

(NAME AND ADDRESS OF AGENT FOR SERVICE)

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

[X]	IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b)
[ ]	ON MAY 1, 2018 PURSUANT TO PARAGRAPH (b)
[ ]	60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(1)
[ ]	ON (DATE) PURSUANT TO PARAGRAPH (a)(1)
[ ]	75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(2)
[ ]	ON (DATE) PURSUANT TO PARAGRAPH (a)(2) OF RULE 485
[ ]	THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.

This Post-Effective Amendment No. 73 to the Registrant’s Registration Statement on Form N-1A (File No. 2-89971) is being filed to update exhibits to the Registrant’s Post-Effective Amendment No. 70 to its Registration Statement that was previously filed on April 26, 2018 pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “Securities Act”) (SEC Accession No. 0001193125-18-134718), as supplemented by the Registrant’s filings pursuant to Rule 497(e) under the Securities Act made on July 13, 2018, August 31, 2018, September 10, 2018 and December 7, 2018 . Accordingly, this Post-Effective Amendment No. 73 consists only of a facing page, this explanatory note and Part C of the Registration Statement on Form N-1A, setting forth the exhibits to the Registration Statement. This Post-Effective Amendment No. 73 does not modify any other part of the Registrant’s Post-Effective Amendment No. 70 to its Registration Statement. This Post-Effective Amendment No. 73 shall become effective immediately upon filing with the Securities and Exchange Commission. The contents of the Registrant’s Post-Effective Amendment No. 70 to its Registration Statement, as supplemented, are hereby incorporated by reference.

PART C

OTHER INFORMATION

Item 28. Exhibits

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(a)1(a)	Articles of Incorporation of Northwestern Mutual Series Fund, Inc. filed with the State of Maryland on December 22, 1983	EX-99.B1 to Form N-1A Post-Effective Amendment No. 13 for Northwestern Mutual Series Fund, Inc. filed on April 26, 1996
(a)1(b)	Articles of Amendment of Northwestern Mutual Series Fund, Inc. filed with the State of Maryland on May 3, 1993	EX-99.B1(a) to Form N-1A Post-Effective Amendment No. 13 for Northwestern Mutual Series Fund, Inc. filed on April 26, 1996
(a)1(c)	Resolutions to Amend the Articles of Incorporation of Northwestern Mutual Series Fund, Inc. adopted by the Directors on February 4, 1999 and filed with the State of Maryland on February 11, 1999	Exhibit A(1) to Form N-1A Post-Effective Amendment No. 16 for Northwestern Mutual Series Fund, Inc. filed on February 25, 1999
(a)1(d)	Resolutions to Amend the Articles of Incorporation of Northwestern Mutual Series Fund, Inc. adopted by the Directors on May 3, 2001 and filed with the State of Maryland on May 4, 2001	Exhibit A(1) to Form N-1A Post-Effective Amendment No. 20 for Northwestern Mutual Series Fund, Inc. filed on May 17, 2001
(a)1(e)	Resolutions to Amend the Articles of Incorporation of Northwestern Mutual Series Fund, Inc. adopted by the Directors on November 7, 2002 and filed with the State of Maryland on January 31, 2003	Exhibit A(1) to Form N-1A Post-Effective Amendment No. 23 for Northwestern Mutual Series Fund, Inc. filed on February 14, 2003
(a)1(f)	Resolutions to Amend the Articles of Incorporation of Northwestern Mutual Series Fund, Inc. adopted by the Directors on February 6, 2003 and filed with the State of Maryland on February 7, 2003	Exhibit A(2) to Form N-1A Post-Effective Amendment No. 23 for Northwestern Mutual Series Fund, Inc. filed on February 14, 2003
(a)1(g)	Resolutions to Amend the Articles of Incorporation of Northwestern Mutual Series Fund, Inc. adopted by the Directors on August 3, 2006 and filed with the State of Maryland on February 2, 2007	Exhibit (a)1(g) to Form N-1A Post-Effective Amendment No. 29 for Northwestern Mutual Series Fund, Inc. filed on February 23, 2007
(a)1(h)	Resolutions to Amend the Articles of Incorporation of Northwestern Mutual Series Fund, Inc. adopted by the Directors on February 21, 2007 and filed with the State of Maryland on February 22, 2007	Exhibit (a)1(h) to Form N-1A Post-Effective Amendment No. 30 for Northwestern Mutual Series Fund, Inc. filed on February 23, 2007
(a)1(i)	Articles of Amendment of Northwestern Mutual Series Fund, Inc. filed with the State of Maryland on April 25, 2007	Exhibit (a)1(i) to Form N-1A Post-Effective Amendment No. 31 for Northwestern Mutual Series Fund, Inc. filed on April 27, 2007
(a)1(j)	Articles of Amendment of Northwestern Mutual Series Fund, Inc. filed with the State of Maryland on April 7, 2008	Exhibit (a)1(j) to Form N-1A Post-Effective Amendment No. 34 for Northwestern Mutual Series Fund, Inc. filed on April 23, 2008

C–1

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(a)1(k)	Articles Supplementary of Northwestern Mutual Series Fund, Inc. filed with the State of Maryland on December 22, 2010.	Exhibit (a)1(k) to Form N-1A Post-Effective Amendment No. 40 for Northwestern Mutual Series Fund, Inc. filed on February 11, 2011
(a)1(l)	Articles Supplementary of Northwestern Mutual Series Fund, Inc. filed with the State of Maryland on May 15, 2013	Exhibit (a)1(1) to Form N-1A Post-Effective Amendment No. 52 for Northwestern Mutual Series Fund, Inc. filed on December 16, 2013
(a)1(m)	Articles Supplementary of Northwestern Mutual Series Fund, Inc. filed with the State of Maryland on December 5, 2013	Exhibit (a)1(m) to Form N-1A Post-Effective Amendment No. 52 for Northwestern Mutual Series Fund, Inc. filed on December 16, 2013
(a)1(n)	Articles Supplementary of Northwestern Mutual Series Fund, Inc. filed with the State of Maryland on March 10, 2015	Exhibit (a)1(n) to Form N-1A Post-Effective Amendment No. 58 for Northwestern Mutual Series Fund, Inc. filed on April 30, 2015
(a)1(o)	Articles of Amendment of Northwestern Mutual Series Fund, Inc. filed with the State of Maryland on April 1, 2016	Exhibit (a)1(o) to Form N-1A Post-Effective Amendment No. 62 for Northwestern Mutual Series Fund, Inc. filed on April 29, 2016
(a)1(p)	Certificate of Correction filed with the State of Maryland on July 27, 2015	Exhibit (a)1(o) to Form N-1A Post-Effective Amendment No. 60 for Northwestern Mutual Series Fund, Inc. filed on July 30, 2015
(b)1(a)	Amended and Restated By-Laws of Northwestern Mutual Series Fund, Inc. adopted on August 5, 2004	Exhibit (b)1(j) to Form N-1A Post-Effective Amendment No. 26 for Northwestern Mutual Series Fund, Inc. filed on February 18, 2005
(b)1(b)	Amendment to By-Laws of Northwestern Mutual Series Fund, Inc. dated May 4, 2006	Exhibit (b)1(k) to Form N-1A Post-Effective Amendment No. 29 for Northwestern Mutual Series Fund, Inc. filed on February 23, 2007
(b)1(c)	Amendment to By-Laws of Northwestern Mutual Series Fund, Inc. dated August 6, 2008	Exhibit (b)1(l) to Form N-1A Post-Effective Amendment No. 36 for Northwestern Mutual Series Fund, Inc. filed on February 20, 2009
(b)1(d)	Amendment to By-Laws of Northwestern Mutual Series Fund, Inc. dated November 16, 2011	Exhibit (b)1(m) to Form N-1A Post-Effective Amendment No. 46 for Northwestern Mutual Series Fund, Inc. filed on April 27, 2012
(b)1(e)	Amendment to By-Laws of Northwestern Mutual Series Fund, Inc. dated December 31, 2014	Exhibit (b)1(e) to Form N-1A Post-Effective Amendment No. 57 for Northwestern Mutual Series Fund, Inc. filed on February 20, 2015
(b)1(f)	Amendment to By-Laws of Northwestern Mutual Series Fund, Inc. dated November 19, 2015	Exhibit (b)1(f) to Form N-1A Post-Effective Amendment No. 61 for Northwestern Mutual Series Fund, Inc. filed on February 19, 2016
(b)1(g)	Amendment to By-Laws of Northwestern Mutual Series Fund, Inc. dated August 16, 2016	Exhibit (b)1(g) to Form N-1A Post-Effective Amendment No. 64 for Northwestern Mutual Series Fund, Inc. filed on December 22, 2016
(b)1(h)	Amendment to By-Laws of Northwestern Mutual Series Fund, Inc. dated November 28, 2018	Filed herewith
(d)1(a)	Amended and Restated Advisory Agreement between Northwestern Mutual Series Fund, Inc. and Mason Street Advisors, LLC dated April 30, 2012	Exhibit (d)1(i) to Form N-1A Post-Effective Amendment No. 48 for Northwestern Mutual Series Fund, Inc. filed on December 17, 2012
(d)1(b)	Amended Exhibit A to the Amended and Restated Advisory Agreement between	Exhibit (d)1(j) to Form N-1A Post-Effective Amendment No. 52 for Northwestern Mutual Series Fund, Inc. filed on

C–2

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
	Northwestern Mutual Series Fund, Inc. and Mason Street Advisors, LLC dated April 30, 2012, as amended November 15, 2013	December 16, 2013
(d)2(a)	Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and Fiduciary Management, Inc. (on behalf of the Large Cap Blend Portfolio) dated May 10, 2017	Exhibit (d)2(a) to Form N-1A Post-Effective Amendment No. 68 for Northwestern Mutual Series Fund, Inc. filed on January 19, 2018
(d)2(b)	Second Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and Delaware Investments Fund Advisers (on behalf of the Domestic Equity Portfolio) dated August 29, 2018	Filed herewith
(d)2(c)	Fourth Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and T. Rowe Price Associates, Inc. (on behalf of the Small Cap Value, Equity Income and Short-Term Bond Portfolios) dated November 28, 2018	Filed herewith
(d)2(d)	Third Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and Pacific Investment Management Company LLC (on behalf of the Long-Term U.S. Government Bond and Multi-Sector Bond Portfolios) dated November 28, 2018	Filed herewith
(d)2(e)	Second Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and Loomis, Sayles & Company, L.P. (on behalf of the Focused Appreciation Portfolio) dated August 29, 2018	Filed herewith
(d)2(f)	Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and FIAM LLC (on behalf of the International Growth Portfolio) dated May 10, 2017	Exhibit (d)2(f) to Form N-1A Post-Effective Amendment No. 68 for Northwestern Mutual Series Fund, Inc. filed on January 19, 2018
(d)2(g)	Second Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and Massachusetts Financial Services Company (on behalf of the Research International Core Portfolio) dated May 10, 2017	Exhibit (d)2(g) to Form N-1A Post-Effective Amendment No. 68 for Northwestern Mutual Series Fund, Inc. filed on January 19, 2018
(d)2(h)	Third Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and Templeton Investment Counsel, LLC (on behalf of the International Equity Portfolio) dated May 10, 2017	Exhibit (d)2(h) to Form N-1A Post-Effective Amendment No. 68 for Northwestern Mutual Series Fund, Inc. filed on January 19, 2018

C–3

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(d)2(i)	Second Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and BNY Mellon Asset Management North America Corporation (on behalf of the Growth Stock Portfolio) dated February 21, 2018	Exhibit (d)2(i) to Form N-1A Post-Effective Amendment No. 70 for Northwestern Mutual Series Fund, Inc. filed on April 26, 2018
(d)2(j)(1)	Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and Wellington Management Company LLP (on behalf of the Small Cap Growth Stock Portfolio) dated February 22, 2017	Exhibit (d)2(l)(2) to Form N-1A Post-Effective Amendment No. 66 for Northwestern Mutual Series Fund, Inc. filed on April 28, 2017
(d)2(j)(2)	Amendment to Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and Wellington Management Company LLP (on behalf of the Small Cap Growth Stock Portfolio) dated February 21, 2018	Exhibit (d)2(j)(2) to Form N-1A Post-Effective Amendment No. 70 for Northwestern Mutual Series Fund, Inc. filed on April 26, 2018
(d)2(j)(3)	Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and Wellington Management Company LLP (on behalf of the Mid Cap Growth Stock Portfolio) dated August 15, 2017	Exhibit (d)2(j)(2) to Form N-1A Post-Effective Amendment No. 68 for Northwestern Mutual Series Fund, Inc. filed on January 19, 2018
(d)2(j)(4)	Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and Wellington Management Company LLP (on behalf of the Large Cap Core Stock Portfolio) dated August 15, 2017	Exhibit (d)2(j)(3) to Form N-1A Post-Effective Amendment No. 68 for Northwestern Mutual Series Fund, Inc. filed on January 19, 2018
(d)2(k)	Third Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and American Century Investment Management, Inc. (on behalf of the Large Company Value, Mid Cap Value and Inflation Protection Portfolios) dated August 29, 2018	Filed herewith
(d)2(l)	Second Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and BlackRock Advisors, LLC (on behalf of the Government Money Market Portfolio) dated November 28, 2018	Filed herewith
(d)2(m)	Second Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and Wells Capital Management, Incorporated (on behalf of the Select Bond Portfolio) dated November 28, 2018	Filed herewith
(d)2(n)	Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and Aberdeen Asset Managers Limited (on behalf of the	Exhibit (d)2(p) to Form N-1A Post-Effective Amendment No. 65 for Northwestern Mutual Series Fund, Inc. filed on February 23, 2017

C–4

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
Emerging Markets Equity Portfolio) dated November 30, 2016
(d)2(o)	Second Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and Federated Investment Management Company (on behalf of the High Yield Bond Portfolio) dated August 29, 2018	Filed herewith
(g)1	Custody Agreement between Northwestern Mutual Series Fund, Inc. and State Street Bank and Trust Company dated August 14, 2017	Exhibit (g)1 to Form N-1A Post-Effective Amendment No. 68 for Northwestern Mutual Series Fund, Inc. filed on January 19, 2018
(h)1(a)	License Agreement between Standard & Poor’s Corporation and Northwestern Mutual Series Fund, Inc. (on behalf of the Index 400 Stock Portfolio), dated February 19, 1999	Exhibit H(9) to Form N-1A Post-Effective Amendment No. 16 for Northwestern Mutual Series Fund, Inc. filed on February 25, 1999
(h)1(b)	Form of License Agreement between Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. and Northwestern Mutual Series Fund, Inc. (on behalf of the Index 600 Stock Portfolio), dated April 27, 2007	Exhibit (h)1(b) to Form N-1A Post-Effective Amendment No. 31 for Northwestern Mutual Series Fund, Inc. filed on April 27, 2007
(h)2(a)	Agreement to Waive Mason Street Advisors, LLC Investment Advisory Fees Relating to Certain Portfolios of Northwestern Mutual Series Fund, Inc. dated March 6, 2018	Exhibit (h)2(a) to Form N-1A Post-Effective Amendment No. 70 for Northwestern Mutual Series Fund, Inc. filed on April 26, 2018
(h)2(b)	Agreement to Pay or Reimburse Certain Expenses between Mason Street Advisors, LLC and Northwestern Mutual Series Fund, Inc. dated March 6, 2018	Exhibit (h)2(b) to Form N-1A Post-Effective Amendment No. 70 for Northwestern Mutual Series Fund, Inc. filed on April 26, 2018
(i)	Opinion and Consent of Counsel	Exhibit (i) to Form N-1A Post-Effective Amendment No. 70 for Northwestern Mutual Series Fund, Inc. filed on April 26, 2018
(j)	Consent of Independent Registered Public Accounting Firm	Exhibit (j) to Form N-1A Post-Effective Amendment No. 70 for Northwestern Mutual Series Fund, Inc. filed on April 26, 2018
(p)1	Personal Trading Policy Adopted by Mason Street Advisors, LLC and Northwestern Mutual Series Fund, Inc. dated June 30, 2015	Exhibit (p)1 to Form N-1A Post-Effective Amendment No. 61 for Northwestern Mutual Series Fund, Inc. filed on February 19, 2016
(p)2	T. Rowe Price Group, Inc. and Its Affiliates Code of Ethics and Conduct, effective June 3, 2013	Exhibit (p)1(h) to Form N-1A Post-Effective Amendment No. 52 for Northwestern Mutual Series Fund, Inc. filed on December 16, 2013
(p)3	Franklin Templeton Investments Code of Ethics revised May 2012	Exhibit (p)5(h) to Form N-1A Post-Effective Amendment No. 50 for Northwestern Mutual Series Fund, Inc. filed on April 30, 2013
(p)4	American Century Investments Code of Ethics revised in 2011	Exhibit (p)7(c) to Form N-1A Post-Effective Amendment No. 42 for Northwestern Mutual Series Fund, Inc. filed on April 29, 2011
(p)5	MFS Investment Management Code of Ethics Policy effective October 31, 2016	Exhibit (p)5 to Form N-1A Post-Effective Amendment No. 66 for Northwestern Mutual Series Fund, Inc. filed on

C–5

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
April 28, 2017
(p)6	PIMCO Code of Ethics effective January 2013	Exhibit (p)9(d) to Form N-1A Post-Effective Amendment No. 50 for Northwestern Mutual Series Fund, Inc. filed on April 30, 2013
(p)7	Delaware Investments Code of Ethics effective January 1, 2013	Exhibit (p)11(b) to Form N-1A Post-Effective Amendment No. 50 for Northwestern Mutual Series Fund, Inc. filed on April 30, 2013
(p)8	Fiduciary Management, Inc. Code of Ethics effective October 31, 2009	Exhibit (p)12(a) to Form N-1A Post-Effective Amendment No. 48 for Northwestern Mutual Series Fund, Inc. filed on December 17, 2012
(p)9(a)	The Bank of New York Mellon Corporation Code of Conduct (parent to Mellon Investments Corporation) effective March 2012	Exhibit (p)13(a) to Form N-1A Post-Effective Amendment No. 52 for Northwestern Mutual Series Fund, Inc. filed on December 16, 2013
(p)9(b)	The Bank of New York Mellon Corporation Personal Securities Trading Policy (parent to Mellon Investments Corporation) effective May 29, 2012	Exhibit (p)13(b) to Form N-1A Post-Effective Amendment No. 52 for Northwestern Mutual Series Fund, Inc. filed on December 16, 2013
(p)10	Wellington Management Company LLP Code of Ethics effective April 30, 2017	Exhibit (p)10 to Form N-1A Post-Effective Amendment No. 69 for Northwestern Mutual Series Fund, Inc. filed on February 22, 2018
(p)11	BlackRock Advisors, LLC Code of Business Conduct and Ethics effective July 21, 2014	Exhibit (p)14 to Form N-1A Post-Effective Amendment No. 56 for Northwestern Mutual Series Fund, Inc. filed on November 17, 2014
(p)12	BlackRock Advisors, LLC Personal Trading Policy effective October 1, 2014	Exhibit (p)15 to Form N-1A Post-Effective Amendment No. 56 for Northwestern Mutual Series Fund, Inc. filed on November 17, 2014
(p)13	Wells Capital Management, Inc. Joint Code of Ethics and Policy on Personal Securities Transactions and Trading on Insider Information effective April 24, 2014	Exhibit (p)16 to Form N-1A Post-Effective Amendment No. 56 for Northwestern Mutual Series Fund, Inc. filed on November 17, 2014
(p)14	Federated Investment Management Company Code of Business Conduct and Ethics effective July 25, 2013	Exhibit (p)17 to Form N-1A Post-Effective Amendment No. 56 for Northwestern Mutual Series Fund, Inc. filed on November 17, 2014
(p)15	Federated Investment Management Company Code of Ethics for Access Persons effective September 30, 2012	Exhibit (p)18 to Form N-1A Post-Effective Amendment No. 56 for Northwestern Mutual Series Fund, Inc. filed on November 17, 2014
(p)16	Loomis, Sayles & Company, L.P. Code of Ethics as amended June 2, 2015	Exhibit (p)18 to Form N-1A Post-Effective Amendment No. 60 for Northwestern Mutual Series Fund, Inc. filed on July 30, 2015
(p)17	Loomis, Sayles & Company, L.P. Identifying and Managing Conflicts of Interest Policies and Procedures effective May 2015	Exhibit (p)19 to Form N-1A Post-Effective Amendment No. 60 for Northwestern Mutual Series Fund, Inc. filed on July 30, 2015
(p)18	FIAM LLC Code of Ethics for Personal Investing effective February 21, 2017	Exhibit (p)20 to Form N-1A Post-Effective Amendment No. 66 for Northwestern Mutual Series Fund, Inc. filed on April 28, 2017
(p)19	Aberdeen Asset Managers Limited Code of Ethics Policy effective May 1, 2016	Exhibit (p)21 to Form N-1A Post-Effective Amendment No. 65 for Northwestern Mutual Series Fund, Inc. filed on

C–6

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
February 23, 2017
(q)	Power of Attorney	Exhibit (q) to Form N-1A Post-Effective Amendment No. 70 for Northwestern Mutual Series Fund, Inc. filed on April 26, 2018

Item 29.	Persons Controlled by or under Common Control with Registrant

Shares of the Registrant have been offered and sold only to The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”), a mutual insurance company organized by a special act of the Wisconsin Legislature, and its separate investment accounts (either directly or indirectly) created pursuant to Wisconsin insurance laws. The separate investment accounts are registered under the Investment Company Act of 1940 as unit investment trusts, and the purchasers of variable annuity contracts and variable life insurance policies issued in connection with such accounts have the right to instruct Northwestern Mutual with respect to the voting of the Registrant’s shares held by those accounts. Subject to such voting instruction rights, Northwestern Mutual and its separate investment accounts (either directly or indirectly through one or more of the Registrant’s investment portfolios operating as an affiliated fund of funds) control the Registrant. However, the present practice of Northwestern Mutual, as disclosed elsewhere in this Amended Registration Statement, is to vote any shares of the Registrant that are held as general assets in the same proportions as the shares for which voting instructions are received. Additionally, shares of the Registrant held by its investment portfolios operating as an affiliated fund of funds are also voted in the same proportion as the shares for which Northwestern Mutual receives voting instructions.

The subsidiaries of Northwestern Mutual, as of April 1, 2018, as well as their jurisdiction of incorporation and Northwestern Mutual’s direct or indirect ownership percentage, are set forth below.

NORTHWESTERN MUTUAL CORPORATE STRUCTURE1

(as of April 1, 2018)

Legal Entity Name	Domestic Jurisdiction	Owner(s)	Owner %
Operating Subsidiaries
LearnVest Inc. (2)	Delaware	NM Planning, LLC	100.00
LearnVest Planning Services, LLC (2)	Delaware	LearnVest, Inc.	100.00
Northwestern Mutual Capital Limited (2)	United Kingdom	The Northwestern Mutual Life Insurance Company	100.00
Mason Street Advisors, LLC (2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
Northwestern Long Term Care Insurance Company (2)	Wisconsin	The Northwestern Mutual Life Insurance Company	100.00
Northwestern Mutual Investment Management Company, LLC (2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
Northwestern Mutual Investment Services, LLC (2)	Wisconsin	The Northwestern Mutual Life Insurance Company	100.00

C–7

Legal Entity Name	Domestic Jurisdiction	Owner(s)	Owner %
Northwestern Mutual Wealth Management Company (2)	United States	The Northwestern Mutual Life Insurance Company	100.00
All Other Subsidiaries
1838938 Alberta Ltd. (2)	Canada	The Northwestern Mutual Life Insurance Company	100.00
31 Ogden, LLC (2)	Delaware	Juleen, LLC	100.00
3412 Exchange, LLC (2)	Delaware	NM Imperial, LLC	100.00
777 North Van Buren Apartments, LLC (2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
777 North Van Buren Condominium Association, Inc. (2)	Wisconsin	The Northwestern Mutual Life Insurance Company	100.00
777 North Van Buren Parking, LLC (2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
777 North Van Buren Retail, LLC (2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
AFE Brentwood Park, LLC (2)	Delaware	Cortona Holdings, LLC	100.00
Amber, LLC (2)	Delaware	NML Real Estate Holdings, LLC	100.00
AMLI at Perimeter Gardens, LLC (2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
Artisan Garden Apartments, LLC (2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
Baraboo, Inc. (2)	Delaware	NML Securities Holdings, LLC	100.00
Bayridge, LLC (2)	Delaware	NML Real Estate Holdings, LLC	100.00
Bishop Square, LLC (2)	Delaware	NM BSA, LLC	100.00
Bradford II SPE, LLC (2)	Delaware	C – Land Fund, LLC	100.00
Bradford, Inc. (2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
Bradford Master Association Inc. (2)	North Carolina	C – Land Fund, LLC	100.00
Burgundy, LLC (2)	Delaware	NML Real Estate Holdings, LLC	100.00
Chateau, LLC (2)	Delaware	NML Securities Holdings, LLC	100.00
Chelsea Ventures, LLC (2)	Maryland	The Northwestern Mutual Life Insurance Company	100.00

C–8

Legal Entity Name	Domestic Jurisdiction	Owner(s)	Owner %
C – Land Fund, LLC (2)	Delaware	NML Real Estate Holdings, LLC	100.00
Coral, Inc. (2)	Delaware	NML Securities Holdings, LLC	100.00
Cortona Holdings, LLC (2)	Delaware	NML Real Estate Holdings, LLC	100.00
Crosland Greens, LLC (2)	North Carolina	C – Land Fund, LLC	100.00
CWS Lemmon Resources, LP (2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
Dortmund, LLC (2)	Delaware	NML Securities Holdings, LLC	100.00
FB #2, LLC (2)	Maryland	Chelsea Ventures, LLC	100.00
GRO, LLC (2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
GRO-SUB, LLC (2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
Hamptons PBG, L.P. (2)	Delaware	The Northwestern Mutual Life Insurance Company	90.00
		NWM ZOM GP, LLC	10.00
Hazel, Inc. (2)	Delaware	NML Securities Holdings, LLC	100.00
Higgins, Inc. (2)	Delaware	NML Securities Holdings, LLC	100.00
Hobby, Inc. (2)	Delaware	NML Securities Holdings, LLC	100.00
Hollenberg 1, Inc. (2)	Delaware	NML Securities Holdings, LLC	100.00
Juleen, LLC (2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
Klode, Inc. (2)	Delaware	NML Securities Holdings, LLC	100.00
Kristiana International Sales, Inc. (2)	U.S. Virgin Islands	Hobby, Inc.	100.00
Logan, Inc. (2)	Delaware	NML Real Estate Holdings, LLC	100.00
Maroon, Inc. (2)	Delaware	NML Securities Holdings, LLC	100.00
Mason & Marshall, Inc. (2)	Delaware	NML Securities Holdings, LLC	100.00
Millbrook Apartments Associates L.L.C. (2)	Virginia	NM Imperial, LLC	100.00
Model Portfolios, LLC (2)	Delaware	NML Securities Holdings, LLC	100.00
Nicolet, Inc. (2)	Delaware	NML Securities Holdings, LLC	100.00

C–9

Legal Entity Name	Domestic Jurisdiction	Owner(s)	Owner %
NM BSA, LLC (2)	Delaware	NML Real Estate Holdings, LLC	100.00
NM Cancer Center GP, LLC (2)	Delaware	NM Imperial, LLC	100.00
NM Career Distribution Holdings, LLC (2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NM DFW Lewisville, LLC (2)	Delaware	NM Majestic Holdings, LLC	100.00
NM Gen, LLC (2)	Delaware	NML Securities Holdings, LLC	100.00
NM GP Holdings, LLC (2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NM Green, LLC (2)	Delaware	NML Real Estate Holdings, LLC	100.00
NM Harrisburg, Inc. (2)	Pennsylvania	Bradford, Inc.	100.00
NM Imperial, LLC (2)	Delaware	NML Real Estate Holdings, LLC	100.00
NM Investment Holdings, LLC. (2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NM Lion, LLC (2)	Delaware	NML Real Estate Holdings, LLC	100.00
NM Majestic Holdings, LLC (2)	Delaware	NML Real Estate Holdings, LLC	100.00
NM Neptune, LLC (2)	Delaware	NM Regal, LLC	100.00
NM Pebble Valley LLC (2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NM Planning, LLC (2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NM RE Funds, LLC (2)	Delaware	NML Real Estate Holdings, LLC	100.00
NM Regal, LLC (2)	Delaware	NML Securities Holdings, LLC	100.00
NM Twin Creeks GP, LLC (2)	Delaware	NM Imperial, LLC	100.00
NM-Hemlock, LLC (2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NM-Morristown, LLC (2)	Delaware	NM Career Distribution Holdings, LLC	100.00
NM-Pulse, LLC (2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NM-SAS, LLC (2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00

C–10

Legal Entity Name	Domestic Jurisdiction	Owner(s)	Owner %
NM-Skye, LLC (2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NM-West Hartford, LLC (2)	Delaware	NM Career Distribution Holdings, LLC	100.00
NML Development Corporation (2)	Delaware	NML Securities Holdings, LLC	100.00
NML Real Estate Holdings, LLC (2)	Wisconsin	The Northwestern Mutual Life Insurance Company	100.00
NML Securities Holdings, LLC (2)	Wisconsin	The Northwestern Mutual Life Insurance Company	100.00
NMLSP1, LLC (2)	Delaware	NML Real Estate Holdings, LLC	100.00
NMRM Holdings, LLC (2)	Delaware	NML Real Estate Holdings, LLC	100.00
North Van Buren, Inc. (2)	Delaware	NML Securities Holdings, LLC	100.00
Northwestern Broadway Plaza, LLC (2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
Northwestern Ellis Company (2)	Nova Scotia	Coral, Inc.	100.00
Northwestern Mutual Capital GP II, LLC (2)	Delaware	NM GP Holdings, LLC	100.00
Northwestern Mutual Capital GP III, LLC (2)	Delaware	NM GP Holdings, LLC	100.00
Northwestern Mutual Capital GP IV, LLC (2)	Delaware	NM GP Holdings, LLC	100.00
Northwestern Mutual Capital GP, LLC (2)	Delaware	NM GP Holdings, LLC	100.00
Northwestern Mutual Capital Mezzanine Fund II, LP (2)	Delaware	Northwestern Mutual Capital GP II, LLC	100.00
Northwestern Mutual Capital Mezzanine Fund III, LP (2)	Delaware	Northwestern Mutual Capital GP III, LLC	100.00
Northwestern Mutual Capital Mezzanine Fund IV, LP (2)	Delaware	Northwestern Mutual Capital GP IV, LLC	100.00
Northwestern Mutual Capital Strategic Equity Fund II, LP (2)	Delaware	Northwestern Mutual Capital GP II LLC	100.00
Northwestern Mutual Capital Strategic Equity Fund III, LP (2)	Delaware	Northwestern Mutual Capital GP III LLC	100.00
Northwestern Mutual Capital Strategic Equity Fund IV, LP (2)	Delaware	Northwestern Mutual Capital GP IV, LLC	100.00

C–11

Legal Entity Name	Domestic Jurisdiction	Owner(s)	Owner %
Northwestern Mutual Life Clubs Associated, Inc. (2)	Wisconsin	The Northwestern Mutual Life Insurance Company	100.00
Northwestern Mutual MU TLD Registry, LLC (2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
Northwestern Mutual Registry, LLC (2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
Northwestern Mutual Series Fund, Inc. (3)	Maryland	The Northwestern Mutual Life Insurance Company	100.00
NorthWoods Phase I, LLC (2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NWM ZOM GP, LLC (2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
Osprey Links Golf Course, LLC (2)	Delaware	Osprey Links, LLC	100.00
Osprey Links, LLC (2)	Delaware	NM Imperial, LLC	99.00
		RE Corp	1.0
Piedmont Center, 1-4 LLC (2)	Delaware	NM Imperial, LLC	100.00
Piedmont Center, 15 LLC (2)	Delaware	NM Imperial LLC	100.00
Plantation Oaks MHC-NM, LLC (2)	Delaware	NM Imperial, LLC	100.00
RE Corp. (2)	Delaware	NML Real Estate Holdings, LLC	100.00
Regina International Sales, Inc. (2)	U.S. Virgin Islands	Hobby, Inc.	100.00
Ruhl Financial Group, LLC (2)	Delaware	NM Career Distribution Holdings, LLC	100.00
Russet, Inc. (2)	Delaware	NML Real Estate Holdings, LLC	100.00
Scotty, LLC (2)	Delaware	Hobby, Inc.	5.85
		Maroon, Inc.	62.11
		North Van Buren, Inc.	4.64
		Stadium and Arena Management, Inc.	27.40
Stadium and Arena Management, Inc. (2)	Delaware	NML Securities Holdings, LLC	100.00
Tapestry Condominium Owners Association, Inc. (2)	Tennessee	The Northwestern Mutual Life Insurance Company	100.00
Trade Street Associates I, LLC (2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
Tupelo, Inc. (2)	Delaware	NML Securities Holdings, LLC	100.00
Two Con Holdings, LLC (2)	Delaware	Bishop Square, LLC	100.00

C–12

Legal Entity Name	Domestic Jurisdiction	Owner(s)	Owner %
Two Con SPE, LLC (2)	Delaware	Two Con Holdings, LLC	100.00
Two Con, LLC (2)	Delaware	NML Real Estate Holdings, LLC	100.00
Ventura Lakes MHC-NM, LLC (2)	Delaware	NM Imperial, LLC	100.00
Walden OC, LLC (2)	Delaware	NML Real Estate Holdings, LLC	100.00
West Huron Joint Venture (2)	Washington	NM Imperial, LLC	99.00
		Burgundy, LLC	1.0
White Oaks, Inc. (2)	Delaware	NML Securities Holdings, LLC	100.00
WVB Insurance Services, LLC (2)	Delaware	LearnVest Inc.	100.00

(1)

Certain subsidiaries are omitted on the basis that, considered in the aggregate at year end 2017, they did not constitute a significant subsidiary as defined by Regulation S-X. Certain investment partnerships and limited liability companies that hold real estate assets of The Northwestern Mutual Life Insurance Company are not represented.

(2)	Subsidiary included in the consolidated financial statements.

(3)

Northwestern Mutual Series Fund, Inc. consists of 27 series of capital stock, each a separate investment portfolio (the “Portfolios”). The Portfolios consist of : Growth Stock Portfolio, Focused Appreciation Portfolio, Large Cap Core Stock Portfolio, Large Cap Blend Portfolio, Index 500 Stock Portfolio, Large Company Value Portfolio, Domestic Equity Portfolio, Equity Income Portfolio, Mid Cap Growth Stock Portfolio, Index 400 Stock Portfolio, Mid Cap Value Portfolio, Small Cap Growth Stock Portfolio, Index 600 Stock Portfolio, Small Cap Value Portfolio, International Growth Portfolio, Research International Core Portfolio, International Equity Portfolio, Emerging Markets Equity Portfolio, Government Money Market Portfolio, Short-Term Bond Portfolio, Select Bond Portfolio, Long-Term U.S. Government Bond Portfolio, Inflation Protection Portfolio, High Yield Bond Portfolio, Multi-Sector Bond Portfolio, Balanced Portfolio, Asset Allocation Portfolio.

C–13

Item 30.	Indemnification

Article IX of Registrant’s by-laws is included as an exhibit to the Registration Statement under the Securities Act of 1933 and the Investment Company Act of 1940. In addition to indemnification pursuant to the Registrant’s by-laws, the Registrant’s directors may in certain circumstances be eligible for indemnification by Northwestern Mutual. Pursuant to action by the Northwestern Mutual trustees, and in accordance with the by-laws of Northwestern Mutual, indemnification by Northwestern Mutual is extended to directors of the Registrant against all reasonable expenses in a successful defense in a proceeding, and liability incurred in a proceeding to which such person was a party because he or she is or was a director of the Registrant. Indemnification is not available if liability was incurred because the director breached or failed to perform a duty owed to Registrant and the breach or failure to perform constituted any of the following: (a) a willful failure to deal fairly with Registrant or its stockholders in connection with a matter in which the director has a material conflict of interest; (b) a violation of criminal law unless the director had reasonable cause to believe his or her conduct was lawful or no reasonable cause to believe his or her conduct was unlawful; (c) a transaction in which the director derived an improper personal benefit; or (d) willful misconduct. Determination of rights to such indemnification is pursuant to the procedures set forth in Northwestern Mutual’s by-laws. The directors are covered under a directors and officers liability insurance policy in the name of the Series Fund. It is in the amount of $25 million ($15 million primary layer and a $10 million secondary layer), with a $500,000 deductible. The cost of the insurance is paid by the Registrant.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers or persons controlling the Registrant pursuant to the foregoing provisions, the Registrant has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore unenforceable.

Item 31.	Business and Other Connections of Investment Adviser

Mason Street Advisors, LLC (“MSA”), the Registrant’s investment adviser, also provides investment advisory services for Northwestern Mutual and other institutional clients. Several of the directors and officers of MSA also serve as officers of Northwestern Mutual.

Information regarding the business and other connections of each sub-adviser, and its officers and directors is set forth in each sub-adviser’s current Form ADV filed with the Securities and Exchange Commission. The chart below sets forth each sub-adviser and their respective SEC file number.

Sub-adviser	SEC Number
American Century Investment Management, Inc.	801-8174
Massachusetts Financial Services Company	801-17352
T. Rowe Price Associates, Inc.	801-856
Pacific Investment Management Company LLC	801-48187
Templeton Investment Counsel, LLC	801-15125
Fiduciary Management, Inc.	801-15164
Delaware Investments Fund Advisers, a Series of Macquarie Investment Management Business Trust	801-32108
BNY Mellon Asset Management North America Corporation	801-19785
Wellington Management Company LLP	801-15908
Wells Capital Management, Incorporated	801-21122
Federated Investment Management Company	801-34612
BlackRock Advisors, LLC	801-47710
Loomis, Sayles & Company, L.P.	801-170

C–14

Sub-adviser	SEC Number
FIAM LLC	801-63658
Aberdeen Asset Managers Limited	801-75074

Item 32.	Principal Underwriters

Not applicable.

Item 33.	Location of Accounts and Records

Pursuant to the investment advisory agreement, MSA, the Registrant’s adviser, provides or arranges with Northwestern Mutual, its affiliate, for the provision of facilities and personnel for maintaining the Registrant’s books and records. Each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and Rules 17 CFR §§ 270-31a-1 to 31a-3 promulgated thereunder, is kept at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, the address of MSA and of Northwestern Mutual, except for records held and maintained by State Street Bank and Trust Company, 1 Iron Street, Boston, MA, 02110, relating to its function as custodian.

Item 34.	Management Services

Not applicable.

Item 35.	Undertakings

Not applicable.

C–15

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Northwestern Mutual Series Fund, Inc., certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee, and State of Wisconsin, on the 15th day of January, 2019.

NORTHWESTERN MUTUAL SERIES FUND, INC.
(Registrant)

By:	/s/ KATE M. FLEMING
Kate M. Fleming, President

Pursuant to the requirements of the Securities Act of 1933, this Amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title

/s/ KATE M. FLEMING Kate M. Fleming	President and Principal Executive Officer	January 15, 2019

/s/ TODD M. JONES Todd M. Jones	Vice President, Chief Financial Officer and Treasurer	January 15, 2019

/s/ BARBARA E. COURTNEY Barbara E. Courtney	Controller and Chief Accounting Officer	January 15, 2019

/s/ MIRIAM M. ALLISON* Miriam M. Allison	Director	January 15, 2019

/s/ CHRISTY L. BROWN* Christy L. Brown	Director	January 15, 2019

/s/ WILLIAM J. GERBER* William J. Gerber	Director	January 15, 2019

/s/ GAIL L. HANSON* Gail L. Hanson	Director	January 15, 2019

/s/ ROBERT H. HUFFMAN III* Robert H. Huffman III	Director	January 15, 2019

/s/ DAVID RIBBENS* David Ribbens	Director	January 15, 2019

/s/ DONALD M. ULLMANN* Donald M. Ullmann	Director	January 15, 2019

/s/ RONALD P. JOELSON Ronald P. Joelson	Director	January 15, 2019

*By	/s/ KATE M. FLEMING
Kate M. Fleming, Attorney in Fact, pursuant to the Power of Attorney filed as Exhibit (q) to Form N-1A Post-Effective Amendment No. 70 for Northwestern Mutual Series Fund, Inc. filed on April 26, 2018

C–16

EXHIBIT INDEX

Exhibit No.	Exhibit
(b)1(h)	Amendment to By-Laws of Northwestern Mutual Series Fund, Inc. dated November 28, 2018
(d)2(b)

Second Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and Delaware Investments Fund Advisers (on behalf of the Domestic Equity Portfolio) dated August 29, 2018

(d)2(c)

Fourth Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and T. Rowe Price Associates, Inc. (on behalf of the Small Cap Value, Equity Income and Short-Term Bond Portfolios) dated November 28, 2018

(d)2(d)

Third Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and Pacific Investment Management Company LLC (on behalf of the Long-Term U.S. Government Bond and Multi-Sector Bond Portfolios) dated November 28, 2018

(d)2(e)

Second Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and Loomis, Sayles & Company, L.P. (on behalf of the Focused Appreciation Portfolio) dated August 29, 2018

(d)2(k)

Third Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and American Century Investment Management, Inc. (on behalf of the Large Company Value, Mid Cap Value and Inflation Protection Portfolios) dated August 29, 2018

(d)2(l)

Second Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and BlackRock Advisors, LLC (on behalf of the Government Money Market Portfolio) dated November 28, 2018

(d)2(m)

Second Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and Wells Capital Management, Incorporated (on behalf of the Select Bond Portfolio) dated November 28, 2018

(d)2(o)

Second Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and Federated Investment Management Company (on behalf of the High Yield Bond Portfolio) dated August 29, 2018

C–17